Taxation (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
Income tax expense computed at applicable tax rates (25%)	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	(14.20%)
Non-deductible expenses	62.30%	10.00%
Change of Valuation Allowance	(80.10%)	22.00%
Effective tax rate	(7.00%)	57.00%